Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of distribution of the Bank's net profit (Details) - EUR (€)			1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 19, 2024	May 02, 2023	Nov. 30, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit Distribution [Line Items]
Dividends recognised as distributions to owners				€ 0	€ 3,009,000,000	€ 2,348,000,000	€ 1,961,000,000
Profit or loss for the year					12,183,000,000	€ 10,764,000,000	€ 9,653,000,000
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)			€ 8.10
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)		€ 5.95
Dividends proposed, total per share (in eur per share)	€ 9.50
Parent Company
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					2,769,000,000
Increase (decrease) through appropriation of retained earnings, equity					6,470,000,000
Profit or loss for the year					€ 9,239,000,000
Number of shares outstanding, entitled to receive dividend					15,483,617,874
Parent Company | Interim dividend
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					€ 1,298,000,000
Dividends per share (in eur per share)					€ 8.10
Parent Company | Complementary dividend
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					€ 1,470,943,698
Dividends proposed, total per share (in eur per share)					€ 9.50